Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company has evaluated all subsequent events through the date these condensed financial statements were issued and determine that there were no subsequent events or transactions that require recognition or disclosures in the condensed financial statements.

Note 13 - Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission. Based on our evaluation, no other event has occurred requiring adjustment or disclosure, except the following:

On January 4, 2023, the Company used the equipment as collateral to obtain a bank acceptance of RMB 2 million or about USD $290,200 for its raw material purchase as well as to fulfil the Company’s working capital requirement. The bank acceptance is to be repaid in monthly installments over a 24-month term. The repayment repayment method is principal plus interest.